Stockholders' Equity (Details)				3 Months Ended	7 Months Ended
	Aug. 13, 2020 shares	Aug. 04, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholder's Equity (Textual)
Converted basis, percentage				0.20	0.20
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares authorized				1,000,000	1,000,000
Exercise price | $ / shares				$ 11.50	$ 11.50
Business Combination, description				the Company issues additional shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Company’s initial stockholders, officers, directors or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each Warrant will be adjusted (to the nearest cent) such that the effective exercise price per full share will be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00 per-share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.	the Company issues additional shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Company’s initial stockholders, officers, directors or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each Warrant will be adjusted (to the nearest cent) such that the effective exercise price per full share will be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00 per-share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.
Common stock equals or exceeds $18.00 per share [Member]
Stockholder's Equity (Textual)
Newly issued share price | $ / shares				$ 18.00
Class A Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized				87,500,000	87,500,000
Common stock, shares issued				3,950,530	3,388,816
Common stock, shares outstanding				3,950,530	3,388,816
Unit exercise price | $ / shares					$ 10.00
Class B Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized				12,500,000	12,500,000
Common stock, shares issued				12,075,000	12,075,000
Common stock, shares outstanding				12,075,000	12,075,000
Stock dividend shares		0.2
Subject to forfeiture, shares			1,575,000		1,575,000
Issued and outstanding, percentage				0.20	0.20
Founder shares [Member]
Stockholder's Equity (Textual)
Subject to forfeiture, shares	1,575,000				1,575,000
Common Stock [Member] | Class A Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized				87,500,000	87,500,000
Common stock, shares issued				48,300,000	48,300,000
Common stock, shares outstanding				48,300,000	48,300,000
Class A common stock, subject to possible redemption				44,349,470	44,911,184
Common Stock [Member] | Class B Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized				12,500,000	12,500,000
Common stock, shares issued			12,075,000
Common stock, shares outstanding			12,075,000
Warrant [Member]
Stockholder's Equity (Textual)
Warrants, description				Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except for the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders.	Once the warrants become exercisable, the Company may redeem the outstanding warrants (except for the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrant [Member] | Common stock equals or exceeds $10.00 per share [Member]
Stockholder's Equity (Textual)
Notice period to be given to warrant holders before redemption				30 days
Newly issued share price | $ / shares				$ 10.00
Warrant [Member] | Minimum [Member] | Common stock equals or exceeds $10.00 per share [Member]
Stockholder's Equity (Textual)
Class of warrants or rights redemption price per warrant | $ / shares				$ 0.10
Warrant [Member] | Class A Common Stock [Member]
Stockholder's Equity (Textual)
Number of consecutive trading days for share price determination				10 days
Public Warrants [Member]
Stockholder's Equity (Textual)
Warrants, description				Commencing ninety days after the Warrants become exercisable, the Company may redeem the outstanding Warrants: • in whole and not in part; • at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company’s Class A common stock; • if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders; • if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and • if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock (or a security other than the Class A common stock into which the Class A common stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the Warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.	Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company’s Class A common stock; • if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; • if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and • if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock (or a security other than the Class A common stock into which the Class A common stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.
Private warrants [Member] | Common stock equals or exceeds $18.00 per share [Member]
Stockholder's Equity (Textual)
Notice period to be given to warrant holders before redemption				30 days
Class of warrants or rights redemption price per warrant | $ / shares				$ 0.01
Private warrants [Member] | Maximum [Member] | Common stock equals or exceeds $18.00 per share [Member]
Stockholder's Equity (Textual)
Number of consecutive trading days for share price determination				30 days
Private warrants [Member] | Minimum [Member] | Common stock equals or exceeds $18.00 per share [Member]
Stockholder's Equity (Textual)
Number of consecutive trading days for share price determination				20 days